Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	¥ (68,841)	¥ 101,686	¥ (397,664)
Other comprehensive income, net of tax -
Unrealized gains on securities	19,310	68,609	21,740
Unrealized gains on derivative instruments	742	308	539
Pension liability adjustment	11,883	(6,623)	(33,173)
Foreign currency translation adjustments	158,884	161,818	(17,911)
Total comprehensive income (loss)	121,978	325,798	(426,469)
Less - Comprehensive income attributable to noncontrolling interests	62,437	82,619	65,748
Comprehensive income (loss) attributable to Sony Corporation's stockholders	¥ 59,541	¥ 243,179	¥ (492,217)